Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	$ 97,163,000	$ 118,119,000
After 1 Year, Within 2 Years	31,551,000	26,189,000
After 2 Years, Within 3 Years	6,465,000	7,148,000
After 3 Years, Within 4 Years	3,178,000	2,816,000
After 4 Years, Within 5 Years	3,674,000	3,090,000
Time Deposits	$ 142,031,000	$ 157,362,000